Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes payable, capital leases and long-term debt
The carrying value of our notes payable, capital leases and long-term debt as of December 31, 2015 and 2014 is listed in the following table, and is adjusted for the fair value of interest rate swaps, unamortized discounts and the unamortized portion of adjustments to fair value recorded in purchase accounting. Original issue discounts and adjustments to fair value recorded in purchase accounting are amortized to interest expense over the term of the applicable instrument using the effective interest method.

		2015			2014
Maturity	Interest Rate	Principal	Adjustments	Carrying Value	Principal	Adjustments	Carrying Value
Credit facilities:
Uncommitted Credit Facility	Variable	$19.0	$—	$19.0	$—	$—	$—
Puerto Rico Uncommitted Facility	Variable	—	—	—	—	—	—
May 2017	Variable	—	—	—	—	—	—
June 2019	Variable	—	—	—	—	—	—
Senior notes:
May 2018	3.800	700.0	(2.0)	698.0	700.0	(2.8)	697.2
September 2019	5.500	650.0	(4.4)	645.6	650.0	(5.5)	644.5
March 2020	5.000	850.0	(3.4)	846.6	850.0	(4.1)	845.9
November 2021	5.250	600.0	(2.3)	597.7	600.0	(2.7)	597.3
June 2022	3.550	850.0	(6.5)	843.5	850.0	(7.3)	842.7
May 2023	4.750	550.0	9.4	559.4	550.0	8.2	558.2
March 2025	3.200	500.0	(6.0)	494.0	—	—	—
March 2035	6.086	275.7	(23.9)	251.8	275.7	(24.6)	251.1
March 2040	6.200	650.0	(6.6)	643.4	650.0	(6.7)	643.3
May 2041	5.700	600.0	(8.9)	591.1	600.0	(9.0)	591.0
Debentures:
May 2021	9.250	35.3	(1.4)	33.9	35.3	(1.6)	33.7
September 2035	7.400	165.2	(39.9)	125.3	165.3	(40.5)	124.8
Tax-exempt:
2019 - 2044	0.450 - 5.625	1,079.1	(7.0)	1,072.1	1,083.8	(7.7)	1,076.1
Capital leases:
2018 - 2046	4.000 - 12.203	111.5	—	111.5	113.8	—	113.8
Total Debt		$7,635.8	$(102.9)	7,532.9	$7,123.9	$(104.3)	7,019.6
Less: current portion				(5.5)			(10.4)
Long-term portion				$7,527.4			$7,009.2

Future maturities of debt	Aggregate principal maturities of notes payable, capital leases and other long-term debt as of December 31, 2015 follow:

2016	$4.7
2017	5.0
2018	705.6
2019	689.8
2020	926.2
Thereafter	5,304.5
$7,635.8

Components of interest expense
The components of interest expense follow:

	2015	2014	2013
Interest expense on debt and capital lease obligations	$324.6	$310.3	$319.8
Accretion of debt discounts	7.4	6.6	6.9
Accretion of remediation liabilities and other	39.7	38.2	40.6
Less: capitalized interest	(6.8)	(6.4)	(7.3)
Total interest expense	$364.9	$348.7	$360.0